Shareholders' Equity and Reclassifications from Accumulated Other Comprehensive Income - Reclassification Out of AOCI (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net									$ (3,522)		$ 1,793		$ 0
Net sales	(747,997)	(723,062)	(812,171)	(774,252)	(737,521)	(714,167)	(833,165)	(793,484)	(3,057,482)		(3,078,337)		(3,139,296)
Cost of sales	(690,761)	(645,170)	(693,346)	(679,151)	(666,884)	(643,578)	(727,607)	(704,971)	(2,708,428)		(2,743,040)		(2,698,031)
Prior service cost and recognized actuarial loss amortization related to pensions									(1,357)		(789)		(1,000)
Reclassification from AOCI | Unrealized gains on available-for-sale investment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net									(561)		(722)		0
Reclassification from AOCI | Net unrealized losses on qualifying cash flow hedges | Currency hedge portfolio
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales									29,858		(1,240)		(7,805)
Reclassification from AOCI | Net unrealized losses on qualifying cash flow hedges | Bunker fuel forward contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales									(7,839)		(16,053)		(37,019)
Reclassification from AOCI | Net unrecognized losses related to pension and severance plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service cost and recognized actuarial loss amortization related to pensions									$ 1,357	[1]	$ 789	[1]	$ 1,000	[1]

[1]	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See Note 14 for further details.